INVENTORIES	9 Months Ended
Sep. 30, 2023
Inventories [Abstract]
Inventories	Inventories
The Company records inventories at the lower of cost or net realizable value for finished goods, work-in-progress, raw materials, and supplies. The Company makes inventory write-downs on an item-by-item basis, except where it may be appropriate to group similar or related items.

(in millions)	September 30, 2023	December 31, 2022
Work in progress	$976	$1,025
Raw materials and supplies	533	314
Total	$1,509	$1,339